UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-09617

Name of Fund:  Merrill Lynch Strategy Series, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:
       Terry K. Glenn, President, Merrill Lynch Strategy Series,
       Inc., 800 Scudders Mill Road, Plainsboro, NJ,  08536.
       Mailing address:  P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/2004

Date of reporting period: 07/01/03 - 06/30/04

Item 1 - Proxy Voting Record

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures
("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote; and

(i) Whether the registrant cast its vote for or against management.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09617
Reporting Period: 07/01/2003 - 06/30/2004
Merrill Lynch Strategy Series, Inc.









========= ML STRATEGY SERIES, INC.:  MERRILL LYNCH STRATEGY ALL-EQUITY =========
=========                             FUND                             =========




========= ML STRATEGY SERIES, INC.:  MERRILL LYNCH STRATEGY GROWTH AND =========
=========                         INCOME FUND                          =========




========= ML STRATEGY SERIES, INC.:  MERRILL LYNCH STRATEGY LONG TERM ==========
=========                         GROWTH FUND                         ==========


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Strategy Series, Inc.

       /s/ Terry K. Glenn
       Terry K. Glenn,
       President of Merrill Lynch Strategy Series, Inc.

Date: August 10, 2004